Quarterly Financial Summary (Unaudited)	12 Months Ended
Apr. 02, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL SUMMARY (UNAUDITED)
QUARTERLY FINANCIAL SUMMARY (UNAUDITED):

Fiscal 2016 Quarter
(in thousands, except
per share data)	First		Second		Third		Fourth
Revenue	$673,641		$708,335		$620,681		$608,069
Gross profit	279,517		284,848		230,988		254,200
Net income (loss)	2,036	(2),(3)	4,448	(2),(3),(6)	(11,127)	(2),(3),(5)	(24,202)	(2),(3), (5),(7)
Net income (loss) per share:
Basic	$0.01		$0.03		$(0.08)		$(0.18)
Diluted	$0.01		$0.03		$(0.08)		$(0.18)

Fiscal 2015 Quarter
(in thousands, except
per share data)	First		Second		Third		Fourth(1)
Revenue	$316,321		$362,667		$397,086		$634,892
Gross profit	142,269		167,451		190,702		188,886
Net income	38,647	(2)	63,311	(2)	87,863	(2)	6,482	(2),(3),(4)
Net income per share:
Basic	$0.54		$0.88		$1.21		$0.04
Diluted	$0.52		$0.85		$1.18		$0.04

1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.
2. The Company recorded integration related expenses of $10.4 million, $5.6 million, $5.0 million and $5.5 million, in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded acquisition and integration related expenses of $8.5 million, $7.4 million, $7.5 million, and $20.1 million, in the first, second, third and fourth quarters of fiscal 2015, respectively, associated with the Business Combination (Note 5).
3. The Company recorded restructuring expenses (including stock-based compensation) of $2.9 million, $3.8 million, $3.0 million, and $0.4 million in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded restructuring expenses (including stock-based compensation) of $10.9 million, associated with the Business Combination in the fourth quarter of fiscal 2015 (Note 5).
4. Income tax benefit of $110.0 million for the fourth quarter of fiscal 2015 consists of an income tax benefit generated by the reduction in the valuation allowance against domestic deferred tax assets which offset the income tax expense from operations (Note 11).
5. In the third quarter of fiscal 2016, we issued $450.0 million aggregate principal amount of 6.75% Senior Notes due 2023 and $550.0 million aggregate principal amount of 7.00% Senior Notes due 2025 and recorded interest expense of $6.7 million and 13.9 million (net of capitalized interest), in the third and fourth quarters of fiscal 2016, respectively.
6. Income tax expense of $13.8 million for the second quarter of fiscal 2016, includes a discrete period expense of $4.6 million related to reductions to state deferred tax assets (Note 11).

7.
Income tax expense of $21.5 million for the fourth quarter of fiscal 2016, includes a discrete period expense of $16.3 million related to increases in the valuation allowance for state net operating loss and state credit deferred tax assets (Note 11).

The Company uses a 52- or 53-week fiscal year ending on the Saturday closest to March 31 of each year. The first fiscal quarter of each year ends on the Saturday closest to June 30, the second fiscal quarter of each year ends on the Saturday closest to September 30 and the third fiscal quarter of each year ends on the Saturday closest to December 31. Fiscal year 2016 was a 53-week fiscal year, with the second quarter of fiscal 2016 having an extra week (14 weeks). Each quarter of fiscal 2015 contained a comparable number of weeks (13 weeks).